Finance Costs, Net - Components of Net Interest Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest expense:
Debt	$ 113	$ 140
Other, net	30	23
Fair value (gains) losses on financial instruments (see note 20)
Debt	(14)	0
Fair value hedges	14	0
Cash flow hedges, transfer from equity	(27)	88
Net foreign exchange losses (gains) on debt	27	(88)
Net interest expense - debt and other	143	163
Net interest expense - leases	14	14
Net interest expense - pension and other post-employment benefit plans	26	24
Interest income	(40)	(76)
Net interest expense	$ 143	$ 125